Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

September 22, 2022

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	BMC Fund, Inc. (File No. 811-03150) (the “Fund”) Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information facing sheet, preliminary notice of the special meeting of shareholders, proxy statement, and form of proxy card to be furnished to the shareholders of the Fund in connection with the special meeting of shareholders scheduled to be held on October 14, 2022.

Please direct any questions or comments relating to this filing to me at (215) 564-8071.

Very truly yours, /s/ E. Taylor Brody, Esq. E. Taylor Brody